Guarantees, Commitments and Pledged Assets - Summary of Carrying Value of Pledged Assets and Details of Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 308,176	$ 255,401
Obligations related to securities sold under repurchase agreements		174,010	174,335
Total	[1]	482,186	429,736
Bank of Canada [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	274	229
Foreign governments and central banks [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	2,066	2,020
Clearing system payment systems and depositories [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	2,200	2,460
Exchange traded derivative transactions [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		5,715	5,334
Over The Counter Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		33,785	25,487
Securities borrowing and lending [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		195,208	149,669
Covered bonds [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	44,832	47,560
Securitization [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		8,045	4,022
Canada mortgage housing corporation program [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		15,627	18,392
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 424	$ 228

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.
[2]	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
[3]	Excludes mortgages related to covered bonds held by the Bank or used for securities lending transactions.